Expense by nature - Summary of Expense By Nature (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Expense By Nature Lineitems
Research and development expense	¥ 937	¥ 797	¥ 449
Short-term employee benefits expense	¥ 825	¥ 724	¥ 402